INCOME TAXES (Details) - Schedule of reconciliation of income tax expenses at statutory tax rate to income tax expense recognized - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Income Tax Expenses At Statutory Tax Rate To Income Tax Expense Recognized Abstract
Loss before income tax expenses	¥ (602,746)	¥ (201,568)	¥ (1,691,563)
Statutory tax rate in the PRC	25.00%	25.00%	25.00%
Income tax expense at statutory tax rate	¥ (150,686)	¥ (50,392)	¥ (422,891)
Non-deductible expenses	3,486	700	278,303
Change in valuation allowance	32,463	60,421	504,360
Effect of tax holiday and preferential tax rate	163,113	6,522	104,218
Share-based compensation expenses	1,332	13,085	72,657
Effect of different tax rates of subsidiaries operating in other jurisdictions	(38,085)	(3,601)	1,675
Income tax expense	¥ 11,623	¥ 26,735	¥ 538,322